UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-0482

The Victory Portfolios
(Exact name of registrant as specified in charter)

3435 Stelzer Road Columbus, OH		43219
(Address of principal executive offices)		(Zip code)

Citi Fund Services Ohio, Inc. 3435 Stelzer Road Columbus, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(614) 470-8000

Date of fiscal year end:	October 31

Date of reporting period:	1/31/2014

Item 1.    Schedules of Investments.

The Victory Portfolios Balanced Fund	Schedule of Portfolio Investments January 31, 2014
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value

Common Stocks (62.7%)

Consumer Discretionary (6.7%):
Comcast Corp., Class A	5,830	$318
Dick’s Sporting Goods, Inc.	2,600	137
DIRECTV (a)	1,000	69
General Motors Co. (a)	7,020	253
International Game Technology	6,800	98
News Corp., Class A (a)	14,600	233
PVH Corp.	2,200	266
		1,374
Consumer Staples (4.6%):
Anheuser-Busch InBev NV, ADR	2,250	216
The Procter & Gamble Co.	4,740	363
Wal-Mart Stores, Inc.	5,100	381
		960
Energy (4.9%):
Anadarko Petroleum Corp.	4,408	355
BP PLC, ADR	5,100	239
Chesapeake Energy Corp.	7,900	213
Occidental Petroleum Corp.	2,330	204
		1,011
Financials (9.2%):
Bank of America Corp.	8,300	139
Bank of New York Mellon Corp.	7,500	240
Capital One Financial Corp.	4,600	325
Citigroup, Inc.	7,800	370
JPMorgan Chase & Co.	8,180	453
MetLife, Inc.	6,010	295
Wells Fargo & Co.	1,800	82
		1,904
Health Care (8.1%):
Abbott Laboratories	5,700	209
Baxter International, Inc.	3,120	213
Johnson & Johnson	2,220	196
Merck & Co., Inc.	7,700	409
Pfizer, Inc.	10,220	311
Roche Holdings Ltd., ADR	3,400	233
Zimmer Holdings, Inc.	1,400	132
		1,703
Industrials (10.7%):
C.H. Robinson Worldwide, Inc.	4,600	269
Danaher Corp.	2,190	163
Eaton Corp. PLC	2,700	197
General Dynamics Corp.	4,630	469
Koninklijke Philips NVR, NYS	10,100	350
Nielsen Holdings NV	3,600	152
Siemens AG, ADR	2,800	354
United Parcel Service, Inc., Class B	2,520	240
		2,194
Information Technology (14.6%):
Altera Corp.	7,300	244
Apple, Inc.	1,155	578
Applied Materials, Inc.	15,300	257
Cisco Systems, Inc.	12,200	267
Citrix Systems, Inc. (a)	5,200	281
EMC Corp.	20,900	507
Google, Inc., Class A (a)	375	443

See notes to schedules of investments.

Security Description	Shares or Principal Amount		Value

Intel Corp.	19,600		$481
			3,058
Materials (3.9%):
Air Products & Chemicals, Inc.	4,100		431
Nucor Corp.	3,700		179
The Dow Chemical Co.	4,050		184
			794
Total Common Stocks (Cost $11,672)			12,998

U.S. Government Agency Securities (0.1%)
Federal Home Loan Mortgage Corp.
6.50%, 5/1/26 - 11/1/34	8		9
7.00%, 7/1/29 - 4/1/32	8		10
8.00%, 6/1/30	—	(b)	—	(b)
			19
Total U.S. Government Agency Securities (Cost $17)			19

U.S. Government Mortgage Backed Agencies (32.1%)
Federal National Mortgage Assoc.
8.50%, 11/1/17	—	(b)	—	(b)
7.00%, 12/1/27	1		1
8.00%, 11/1/28	5		6
6.50%, 3/1/29 - 7/1/32	11		14
6.00%, 10/1/29 - 1/1/37	32		35
7.50%, 11/1/29	3		4
			60
Government National Mortgage Assoc.
6.00%, 11/15/23 - 1/20/34	184		209
7.00%, 1/20/26 - 1/15/39 (c)(d)	1,859		2,197
6.50%, 3/20/26 - 12/15/38	1,688		1,971
8.00%, 10/15/27 - 9/15/32	917		1,109
7.50%, 11/20/29 - 4/20/43	726		869
5.00%, 9/15/39	203		223
			6,578
Total U.S. Government Mortgage Backed Agencies (Cost $6,692)			6,638

U.S. Treasury Obligations (2.7%)
U.S. Treasury Bills, 0.05%, 7/10/14 (e)	253		253
U.S. Treasury Bonds, 8.88%, 8/15/17	239		305
Total U.S. Treasury Obligations (Cost $557)			558

Investment Companies (3.4%)
Federated Treasury Obligations Fund, Institutional Shares, 0.01% (f)	710,000		710
Total Investment Companies (Cost $710)			710

Total Investments (Cost $19,648) — 101.0%			20,923
Liabilities in excess of other assets — (1.0)%			(216)
NET ASSETS - 100.00%			$20,707

(a)                                 Non-income producing security.

See notes to schedules of investments.

(b)                       Rounds to less than $1.

(c)                        All or a portion of this security has been segregated as collateral for securities purchased on a when-issued basis.

(d)                       Security purchased on a when-issued basis.

(e)                        Rate represents the effective yield at purchase.

(f)                         Rate disclosed is the daily yield on 1/31/14.

ADR—American Depositary Receipt

NYS—New York Registered Shares

PLC—Public Liability Co.

See notes to schedules of investments.

The Victory Portfolios Diversified Stock Fund	Schedule of Portfolio Investments January 31, 2014
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value

Common Stocks (98.3%)

Consumer Discretionary (10.4%):
Comcast Corp., Class A	630,440	$34,328
Dick’s Sporting Goods, Inc.	284,000	14,910
DIRECTV (a)	106,600	7,401
General Motors Co. (a)	767,190	27,680
International Game Technology	772,000	11,140
News Corp., Class A (a)	1,603,600	25,593
PVH Corp.	252,600	30,532
		151,584
Consumer Staples (7.2%):
Anheuser-Busch InBev NV, ADR	260,600	24,989
The Procter & Gamble Co.	520,000	39,842
Wal-Mart Stores, Inc.	549,000	41,000
		105,831
Energy (7.6%):
Anadarko Petroleum Corp.	489,879	39,528
BP PLC, ADR	560,200	26,268
Chesapeake Energy Corp.	874,100	23,522
Occidental Petroleum Corp.	253,709	22,217
		111,535
Financials (14.4%):
Bank of America Corp.	899,000	15,058
Bank of New York Mellon Corp.	854,700	27,316
Capital One Financial Corp.	502,900	35,510
Citigroup, Inc.	852,650	40,441
JPMorgan Chase & Co.	916,530	50,739
MetLife, Inc.	662,480	32,495
Wells Fargo & Co.	196,300	8,900
		210,459
Health Care (13.0%):
Abbott Laboratories	624,000	22,876
Baxter International, Inc.	353,950	24,175
Johnson & Johnson	242,570	21,460
Merck & Co., Inc.	875,700	46,386
Pfizer, Inc.	1,122,860	34,135
Roche Holdings Ltd., ADR	387,300	26,569
Zimmer Holdings, Inc.	155,000	14,565
		190,166
Industrials (16.7%):
C.H. Robinson Worldwide, Inc.	505,000	29,562
Danaher Corp.	245,842	18,288
Eaton Corp. PLC	300,600	21,971
General Dynamics Corp.	522,460	52,930
Koninklijke Philips NVR, NYS	1,107,400	38,427
Nielsen Holdings NV	392,000	16,578
Siemens AG, ADR	310,500	39,213
United Parcel Service, Inc., Class B	285,148	27,155
		244,124
Information Technology (23.0%):
Altera Corp.	799,000	26,711
Apple, Inc.	129,300	64,727
Applied Materials, Inc.	1,737,200	29,220
Cisco Systems, Inc.	1,336,000	29,272
Citrix Systems, Inc. (a)	567,500	30,685
EMC Corp.	2,239,200	54,278
Google, Inc., Class A (a)	40,110	47,369

See notes to schedules of investments.

Security Description	Shares	Value

Intel Corp.	2,149,000	$52,736
		334,998
Materials (6.0%):
Air Products & Chemicals, Inc.	448,200	47,124
Nucor Corp.	412,000	19,920
The Dow Chemical Co.	449,980	20,479
		87,523
Total Common Stocks (Cost $1,270,897)		1,436,220

Investment Companies (1.9%)
Federated Treasury Obligations Fund, Institutional Shares, 0.01% (b)	27,232,000	27,232
Total Investment Companies (Cost $27,232)		27,232

Total Investments (Cost $1,298,129) — 100.2%		1,463,452
Liabilities in excess of other assets — (0.2)%		(3,514)
NET ASSETS - 100.00%		$1,459,938

(a)        Non-income producing security.

(b)        Rate disclosed is the daily yield on 1/31/14.

ADR—American Depositary Receipt

NYS—New York Registered Shares

PLC—Public Liability Co.

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Dividend Growth Fund	January 31, 2014
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value

Common Stocks (98.2%)

Consumer Discretionary (14.0%):
CBS Corp., Class B	2,180	$128
Comcast Corp., Class A	2,830	154
McGraw-Hill Cos., Inc.	2,100	159
Starbucks Corp.	1,210	86
The Home Depot, Inc.	1,560	120
The Walt Disney Co.	1,670	121
TJX Cos., Inc.	1,720	99
Twenty-First Century Fox, Inc., Class B	2,960	94
		961
Consumer Staples (9.5%):
Anheuser-Busch InBev NV, ADR	1,480	142
Kraft Foods Group, Inc.	1,580	83
Mondelez International, Inc.	2,700	88
PepsiCo, Inc.	860	69
Philip Morris International, Inc.	1,600	125
Walgreen Co.	2,490	143
		650
Energy (11.1%):
Baker Hughes, Inc.	1,870	106
BP PLC, ADR	2,690	126
Halliburton Co.	4,100	201
Marathon Oil Corp.	2,500	82
Occidental Petroleum Corp.	1,320	116
Seadrill Ltd.	3,640	130
		761
Financials (14.1%):
Bank of America Corp.	5,760	96
BlackRock, Inc.	580	174
Capital One Financial Corp.	2,290	162
Citigroup, Inc.	2,730	129
JPMorgan Chase & Co.	2,520	140
MetLife, Inc.	2,560	126
Wells Fargo & Co.	3,100	141
		968
Health Care (14.6%):
Baxter International, Inc.	1,090	74
Covidien PLC	1,260	86
Johnson & Johnson	1,370	121
Medtronic, Inc.	1,180	67
Merck & Co., Inc.	2,080	110
Pfizer, Inc.	4,780	146
Roche Holdings Ltd., ADR	1,880	129
Thermo Fisher Scientific, Inc.	1,360	157
Zimmer Holdings, Inc.	1,100	104
		994
Industrials (13.3%):
Boeing Co.	1,190	149
Eaton Corp. PLC	1,300	95
Honeywell International, Inc.	750	68
Koninklijke Philips NVR, NYS	4,440	154
Norfolk Southern Corp.	1,120	104
Siemens AG, ADR	790	100
Tyco International Ltd.	3,600	146
United Parcel Service, Inc., Class B	980	93
		909
Information Technology (14.0%):
Accenture PLC, Class A	1,050	84

See notes to schedules of investments.

Security Description	Shares	Value

Apple, Inc.	460	$230
Cisco Systems, Inc.	4,270	94
Google, Inc., Class A (a)	100	118
Intel Corp.	5,590	137
Microsoft Corp.	3,300	125
QUALCOMM, Inc.	2,360	175
		963
Materials (7.6%):
Cabot Corp.	3,230	156
Ecolab, Inc.	1,150	116
Monsanto Co.	1,240	132
PPG Industries, Inc.	620	113
		517
Total Common Stocks (Cost $5,701)		6,723

Investment Companies (1.0%)
Federated Treasury Obligations Fund, Institutional Shares, 0.01% (b)	66,000	66
Total Investment Companies (Cost $66)		66

Total Investments (Cost $5,767) — 99.2%		6,789
Other assets in excess of liabilities — 0.8%		56
NET ASSETS - 100.00%		$6,845

(a)        Non-income producing security.

(b)        Rate disclosed is the daily yield on 1/31/14.

ADR—American Depositary Receipt

NYS—New York Registered Shares

PLC—Public Liability Co.

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Established Value Fund	January 31, 2014
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value

Common Stocks (94.1%)

Consumer Discretionary (15.5%):
Autoliv, Inc.	349,600	$31,698
Chico’s FAS, Inc.	1,870,400	31,049
Gannett Co., Inc.	668,700	18,409
Harley-Davidson, Inc.	436,413	26,922
Hasbro, Inc.	412,100	20,242
International Game Technology	1,622,400	23,411
Johnson Controls, Inc.	729,700	33,654
Marriott International, Inc., Class A	725,500	35,767
Nordstrom, Inc.	483,200	27,760
Omnicom Group, Inc.	450,000	32,661
Penske Automotive Group, Inc.	385,799	16,555
Sally Beauty Co., Inc. (a)	189,600	5,381
		303,509
Consumer Staples (1.9%):
Casey’s General Stores, Inc.	330,400	22,688
Tyson Foods, Inc., Class A	392,000	14,661
		37,349
Energy (4.6%):
Cimarex Energy Co.	224,700	22,016
Devon Energy Corp.	660,200	39,097
Helmerich & Payne, Inc.	321,900	28,340
		89,453
Financials (20.0%):
Alexandria Real Estate Equities, Inc.	472,600	33,143
Alleghany Corp. (a)	30,400	11,319
Aon PLC	243,900	19,624
Arch Capital Group Ltd. (a)	198,000	10,654
City National Corp.	185,500	13,421
Cullen/Frost Bankers, Inc.	442,100	32,724
Fifth Third Bancorp	1,367,500	28,745
Invesco Ltd.	709,700	23,598
Jones Lang LaSalle, Inc.	397,300	45,395
Markel Corp. (a)	62,000	33,427
Marsh & McLennan Cos., Inc.	694,700	31,755
Reinsurance Group of America, Inc.	272,500	20,348
SunTrust Banks, Inc.	569,900	21,098
The Chubb Corp.	259,200	21,913
W.R. Berkley Corp.	473,800	18,364
Willis Group Holdings PLC	681,500	29,345
		394,873
Health Care (5.7%):
Becton Dickinson & Co.	325,700	35,215
CareFusion Corp. (a)	943,300	38,458
Patterson Cos., Inc.	944,300	37,734
		111,407
Industrials (21.7%):
Allison Transmission Holding, Inc.	1,264,900	36,341
Avery Dennison Corp.	758,700	37,382
Cintas Corp.	551,800	31,491
Clean Harbors, Inc. (a)	265,700	14,900
Dover Corp.	276,300	23,917
Hubbell, Inc., Class B	156,400	18,257
Ingersoll-Rand PLC	282,600	16,614
Kennametal, Inc.	619,000	26,826
MasTec, Inc. (a)	582,800	20,946
Parker Hannifin Corp.	199,600	22,629
Republic Services, Inc.	861,800	27,603
Robert Half International, Inc.	746,600	31,193

See notes to schedules of investments.

Security Description	Shares	Value

Rockwell Automation, Inc.	230,400	$26,459
Southwest Airlines Co.	1,402,800	29,389
TE Connectivity Ltd.	695,500	39,303
Xylem, Inc.	723,100	24,122
		427,372
Information Technology (13.2%):
Analog Devices, Inc.	650,200	31,385
Avnet, Inc.	699,572	28,731
Broadridge Financial Solutions, Inc.	895,300	32,491
Fidelity National Information Services, Inc.	613,100	31,084
Juniper Networks, Inc. (a)	1,338,200	35,610
KLA-Tencor Corp.	559,000	34,362
Lam Research Corp. (a)	284,700	14,409
Skyworks Solutions, Inc. (a)	797,300	24,118
Synopsys, Inc. (a)	692,100	27,587
		259,777
Materials (5.5%):
Bemis Co., Inc.	894,800	34,459
International Flavors & Fragrances, Inc.	222,300	19,269
Reliance Steel & Aluminum Co.	392,600	27,462
RPM International, Inc.	656,300	26,036
		107,226
Utilities (6.0%):
Alliant Energy Corp.	464,100	24,115
Atmos Energy Corp.	648,700	31,144
Energen Corp.	314,100	22,213
Sempra Energy	182,000	16,873
Xcel Energy, Inc.	783,300	22,645
		116,990
Total Common Stocks (Cost $1,409,288)		1,847,956

Exchange-Traded Funds (1.0%)
iShares Russell Midcap Value Index Fund	306,600	19,779
Total Exchange-Traded Funds (Cost $12,392)		19,779

Investment Companies (5.2%)
Federated Treasury Obligations Fund, Institutional Shares, 0.01% (b)	101,395,000	101,395
Total Investment Companies (Cost $101,395)		101,395

Total Investments (Cost $1,523,075) — 100.3%		1,969,130
Liabilities in excess of other assets — (0.3)%		(6,139)
NET ASSETS - 100.00%		$1,962,991

(a)                       Non-income producing security.

(b)                       Rate disclosed is the daily yield on 1/31/14.

PLC—Public Liability Co.

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Fund for Income	January 31, 2014
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value

Government National Mortgage Association (93.7%)

Multi-family (10.5%):

Collateralized Mortgage Obligations (10.0%):
Government National Mortgage Assoc.
Series 2003-109, Class D, 5.25%(a), 1/16/34	$600	$607
Series 2006-42, Class B, 5.16%(a), 8/16/46	3,490	3,527
Series 2006-6, Class C, 5.01%(a), 2/16/44	449	461
Series 2006-66, Class B, 5.00%(a), 9/16/41	4,175	4,371
Series 2007-46, Class D, 5.34%(a), 5/16/46	6,351	6,750
Series 2008-59, Class C, 5.77%(a), 6/16/32	855	885
Series 2010-122, Class AC, 7.00%, 2/16/40	7,122	8,221
Series 2010-124, Class BA, 7.00%, 5/16/37	10,000	10,753
Series 2010-136, Class BH, 7.00%, 11/16/40	6,176	6,925
Series 2010-140, Class AC, 7.00%, 12/16/37	10,000	11,063
Series 2010-148, Class AC, 7.00%(a), 12/16/50	7,119	7,931
Series 2010-155, Class BH, 7.00%, 6/16/39	8,123	9,031
Series 2011-15, Class BA, 7.00%, 10/16/33	10,000	10,969
Series 2012-33, Class AB, 7.00%, 3/16/46	9,678	11,017
Series 2012-67, Class AF, 7.00%, 4/15/44	8,461	9,436
		101,947
Pass-throughs (0.5%):
Government National Mortgage Assoc.
7.49%, 8/15/20 - 11/15/20	380	431
7.50%, 8/15/21	172	189
6.00%, 1/15/22	208	225
7.92%, 7/15/23	520	551
8.00%, 7/15/24 - 11/15/33	1,535	1,634
8.60%, 5/15/27	460	459
7.88%, 7/15/27	395	421
7.75%, 6/15/30 - 9/15/33	798	832
8.25%, 9/15/30	240	256
		4,998
Single Family (83.2%):

Collateralized Mortgage Obligations (5.6%):
Government National Mortgage Assoc.
Series 1994-7, Class PQ, 6.50%, 10/16/24	606	704
Series 1996-20, Class J, 7.50%, 9/20/26	159	187
Series 1997-18, Class J, 7.00%, 11/20/27	138	161
Series 1997-8, Class PN, 7.50%, 5/16/27	88	103
Series 1998-14, Class PH, 6.50%, 6/20/28	324	371
Series 1998-19, Class ZA, 6.50%, 4/20/28	267	314
Series 1998-23, Class ZB, 6.50%, 6/20/28	164	186
Series 1999-4, Class ZB, 6.00%, 2/20/29	419	470
Series 1999-40, Class ZW, 7.50%, 11/20/29	285	335
Series 1999-41, Class Z, 8.00%, 11/16/29	270	324
Series 2000-9, Class Z, 8.00%, 6/20/30	132	160
Series 2001-10, Class PE, 6.50%, 3/16/31	582	668
Series 2001-15, Class ZH, 6.00%, 4/20/31	668	748
Series 2001-21, Class PE, 6.50%, 5/16/31	477	550
Series 2001-41, Class PC, 6.50%, 8/20/31	461	478
Series 2002-22, Class GF, 6.50%, 3/20/32	97	111
Series 2002-33, Class ZJ, 6.50%, 5/20/32	275	316
Series 2002-40, Class UK, 6.50%, 6/20/32	423	486
Series 2002-45, Class QE, 6.50%, 6/20/32	174	200
Series 2002-47, Class ZA, 6.50%, 7/20/32	533	614
Series 2005-72, Class H, 11.50%, 11/16/17	32	35
Series 2005-74, Class FIB, 7.50%, 9/16/35	239	280
Series 2012-106, Class JM, 7.29%(a), 10/20/34	2,349	2,843
Series 2012-30, Class WB, 7.22%(a), 11/20/39	12,004	14,361
Series 2013-190, Class KT, 8.42%(a), 9/20/30	10,438	11,982
Series 2013-51, Class BL, 6.09%(a), 4/20/34	7,125	8,152

See notes to schedules of investments.

Security Description	Shares or Principal Amount		Value

Series 2013-64, Class KY, 6.94%(a), 12/20/38	$5,028		$5,846
Series 2013-70, Class KP, 7.24%(a), 2/20/39	4,608		5,517
			56,502
Pass-throughs (77.6%):
Government National Mortgage Assoc.
7.00%, 4/15/16 - 10/20/38 (b)(c)	190,546		226,151
8.75%, 3/20/17	11		11
8.00%, 7/20/17 - 4/15/38	73,557		89,595
9.00%, 9/15/17 - 10/15/29	1,349		1,498
9.50%, 10/15/18 - 7/15/25	6		7
11.00%, 12/15/18	—	(d)	—	(d)
11.50%, 9/15/20	—	(d)	—	(d)
7.75%, 11/15/20	1,300		1,474
7.50%, 12/20/22 - 4/20/43	100,291		120,632
7.13%, 3/15/23 - 7/15/25	4,618		5,295
6.00%, 9/20/23 - 6/15/40	41,978		48,988
10.00%, 4/15/25 - 2/15/26	11,990		13,799
6.50%, 12/15/25 - 3/1/43	220,435		256,610
8.50%, 11/20/31 - 2/15/32	6,269		7,349
5.50%, 1/15/39 (b)	3,941		4,495
5.00%, 5/15/39	11,608		13,230
			789,134
Total Government National Mortgage Association (Cost $959,862)			952,581

U.S. Treasury Obligations (8.2%)
U.S. Treasury Bills, 0.05%, 7/10/14 (e)	37,439		37,432
U.S. Treasury Bonds, 8.88%, 8/15/17	35,659		45,479
Total U.S. Treasury Obligations (Cost $82,832)			82,911

Investment Companies (0.0%)
Federated U.S. Treasury Cash Reserve Fund, 0.00% (f)	100,000		100
Total Investment Companies (Cost $100)			100

Total Investments (Cost $1,042,794) –– 101.9%			1,035,592
Liabilities in excess of other assets –– (1.9)%			(19,654)
NET ASSETS - 100.00%			$1,015,938

(a)        Variable or Floating-Rate Security. Rate disclosed is as of 1/31/14.

(b)        All or a portion of this security has been segregated as collateral for securities purchased on a when-issued basis.

(c)        Security purchased on a when-issued basis.

(d)        Rounds to less than $1.

(e)        Rate represents the effective yield at purchase.

(f)        Rate disclosed is the daily yield on 1/31/14.

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Global Equity Fund	January 31, 2014
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Fair Value(a)

Common Stocks (96.1%)
Belgium (23%):
Consumer Staples (0.7%)
Anheuser-Busch InBev NV	725	$69

Financials (1.6%)
KBC Groep NV	2,791	165
		234
Canada (1.5%):
Consumer Discretionary (0.9%)
Linamar Corp.	2,320	89

Telecommunication Services (0.6%)
Alimentation Couche-Tard, Inc., Class B	909	67
		156
Cayman Islands (0.9%):
Information Technology (0.9%)
Tencent Holdings Ltd.	1,300	90

Denmark (1.6%):
Health Care (1.6%)
Novo Nordisk A/S, Class B	4,030	160

Finland (1.7%):
Financials (0.9%)
Sampo Oyj	1,940	90

Industrials (0.8%)
Kone Oyj, Class B	1,964	80
		170
France (2.7%):
Consumer Discretionary (1.0%)
Valeo SA	858	96

Financials (1.7%)
AXA SA	6,762	177
		273
Germany (1.8%):
Financials (1.3%)
Allianz SE	777	130

Information Technology (0.5%)
United Internet AG	1,338	58
		188
Hong Kong (2.5%):
Energy (0.8%)
CNOOC Ltd.	57,000	88

Financials (1.7%)
AIA Group Ltd.	36,800	170
		258
Indonesia (1.0%):
Consumer Discretionary (0.5%)
Global MediaCom TBK PT	377,000	57

Financials (0.5%)
PT Bank Rakyat	70,500	48
		105

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)

Ireland (Republic of) (0.4%):
Energy (0.4%)
Dragon Oil PLC	4,669	$45

Isle of Man (1.7%):
Information Technology (1.7%)
Playtech Ltd.	15,124	171

Japan (9.5%):
Consumer Discretionary (2.6%)
Bridgestone Corp.	5,200	187
Fuji Heavy Industries Ltd.	3,000	82
		269
Consumer Staples (1.6%)
ITO EN Ltd.	2,400	52
Japan Tobacco, Inc.	3,400	105
		157
Financials (1.6%)
Sumitomo Mitsui Financial Group, Inc.	2,600	120
ORIX Corp.	2,800	43
		163
Health Care (0.6%)
Alfresa Holdings Corp.	1,100	63

Industrials (2.0%)
Hitachi Ltd.	27,000	205

Materials (1.1%)
Nippon Paint Co. Ltd.	7,000	115
		972
Netherlands (1.8%):
Consumer Staples (0.9%)
Koninklijke Ahold NV	5,498	92

Industrials (0.9%)
Koninklijke Philips NV	2,757	96
		188
Singapore (0.7%):
Financials (0.7%)
DBS Group Holdings Ltd.	5,196	67

Spain (0.8%):
Health Care (0.8%)
Grifols SA	1,532	79

Sweden (2.0%):
Financials (0.8%)
Svenska Handelsbanken AB	1,751	83

Materials (1.2%)
Svenska Cellulosa AB, B Shares	4,427	126
		209
Switzerland (5.2%):
Consumer Staples (1.0%)
Nestle SA	1,436	104

Health Care (1.1%)
Lonza Group AG - Registered	1,132	114

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)

Industrials (1.2%)
TE Connectivity Ltd.	2,183	$123

Materials (1.9%)
Givaudan SA - Registered	127	188
		529
Taiwan (0.7%):
Information Technology (0.7%)
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	4,429	75

Thailand (1.1%):
Consumer Staples (1.1%)
CP ALL Public Co. Ltd.	99,200	118

United Kingdom (13.2%):
Consumer Discretionary (2.1%)
Barratt Developments PLC	9,566	60
Compass Group PLC	5,847	87
Delphi Automotive PLC	1,068	65
		212
Consumer Staples (1.0%)
Unilever PLC	2,589	100

Financials (3.8%)
Legal & General Group PLC	47,412	167
Prudential PLC	4,149	84
Lloyds Banking Group PLC (b)	102,362	140
		391
Industrials (2.6%)
Aggreko PLC	2,949	75
Rolls-Royce Holdings PLC	7,357	143
Easyjet PLC	1,999	54
		272
Information Technology (1.2%)
Arm Holdings PLC	7,987	123

Materials (1.6%)
Antofagasta PLC	11,764	164

Telecommunication Services (0.9%)
Jazztel PLC (b)	7,181	88
		1,350
United States (43.0%):
Consumer Discretionary (8.0%)
Costco Wholesale Corp.	1,289	145
The Walt Disney Co.	2,540	184
Hanesbrands, Inc.	1,903	135
The Home Depot, Inc.	2,049	158
Starbucks Corp.	1,344	96
Viacom, Inc., Class B	1,193	98
		816
Consumer Staples (4.3%)
Casey’s General Stores, Inc.	1,476	101
Mead Johnson Nutrition Co.	1,359	104
Walgreen Co.	1,304	75
Whole Foods Market, Inc.	3,110	163
		443
Energy (2.7%)
Chevron Corp.	1,429	159
Valero Energy Corp.	2,225	114
		273
Financials (7.9%)
Berkshire Hathaway, Inc., Class B (b)	1,513	169

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)

Citigroup, Inc.	3,123	$148
Discover Financial Services	3,349	179
Fifth Third Bancorp	7,085	149
MetLife, Inc.	3,342	164
		809
Health Care (6.0%)
Celgene Corp. (b)	875	133
Cerner Corp. (b)	2,376	135
Express Scripts Holding Co. (b)	1,868	140
McKesson Corp.	473	82
Premier, Inc., Class A (b)	3,619	126
		616
Industrials (8.1%)
Alaska Air Group, Inc.	1,314	104
EnerSys	751	51
General Dynamics Corp.	864	88
General Electric Co.	3,959	99
IDEX Corp.	1,164	84
Lear Corp.	1,072	78
Trinity Industries	2,155	125
Union Pacific Corp.	1,148	200
		829
Information Technology (3.7%)
Apple, Inc.	477	239
MasterCard, Inc., Class A	1,920	145
		384
Materials (2.3%)
Packaging Corp. of America	1,583	102
Westlake Chemical Corp.	1,108	135
		237
		4,407
Total Common Stocks (Cost $8,135)		9,844

Cash Equivalents (3.1%)
United States (3.1%):
Citibank Money Market Deposit Account, 0.02% (c)	317,000	317
Total Cash Equivalents (Cost $317)		317

Total Investments (Cost $8,452) — 99.2%		10,161
Other assets in excess of liabilities — 0.8%		83
NET ASSETS - 100.00%		$10,244

(a)                                 All securities, except those traded on exchanges in the United States (including ADRs), Brazil, Canada, and Columbia, were fair valued at January 31, 2014.

(b)                                 Non-income producing security.

(c)                                  Rate periodically changes. Rate disclosed is the daily yield on 1/31/14.

ADR—American Depositary Receipt

PLC—Public Liability Co.

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
International Fund	January 31, 2014
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Fair Value(a)

Common Stocks (97.5%)

Australia (5.3%):

Consumer Staples (1.1%)
Woolworths Ltd.	28,279	$840

Financials (2.2%)
Australia & New Zealand Banking Group Ltd.	43,822	1,151
Bank of Queensland Ltd.	53,272	531
		1,682
Materials (2.0%)
BHP Billiton Ltd.	50,063	1,601
		4,123
Belgium (3.0%):

Consumer Staples (1.3%)
Anheuser-Busch InBev NV	10,343	992

Financials (1.7%)
KBC Groep NV	21,896	1,292
		2,284
Brazil (0.5%):

Financials (0.5%)
Itau Unibanco Holding SA, ADR	34,048	417

Canada (3.0%):

Consumer Discretionary (1.5%)
Linamar Corp.	17,530	674
Magna International, Inc.	5,925	503
		1,177
Industrials (0.7%)
Canadian National Railway Co.	9,751	522

Telecommunication Services (0.8%)
Alimentation Couche-Tard, Inc., Class B	8,470	625
		2,324
Cayman Islands (0.8%):

Information Technology (0.8%)
Tencent Holdings Ltd.	8,600	594

China (1.5%):

Consumer Staples (0.9%)
Tsingtao Brewery Co. Ltd., H shares	62,000	451
Wumart Stores, Inc., Class H	204,000	260
		711
Financials (0.6%)
Bank of Communications Co. Ltd., Class H	687,000	441
		1,152
Denmark (2.8%):

Health Care (2.8%)
Coloplast As	7,981	599
Novo Nordisk A/S, Class B	38,585	1,530
		2,129
		2,129
Finland (1.6%):

Financials (0.9%)
Sampo Oyj	15,391	714

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)

Industrials (0.7%)
Kone Oyj, Class B	13,122	$534
		1,248
France (9.0%):

Consumer Discretionary (0.9%)
Valeo SA	6,203	692

Energy (1.9%)
Total SA	26,097	1,490

Financials (3.9%)
AXA SA	51,277	1,346
BNP Paribas SA	21,490	1,659
		3,005
Industrials (2.3%)
Thales SA	17,460	1,137
Schneider Electric SA	7,331	591
		1,728
		6,915
Germany (4.5%):

Consumer Discretionary (1.8%)
Continental AG	3,267	704
Daimler AG, Registered Shares	8,434	706
		1,410
Financials (1.9%)
Allianz SE	8,505	1,419

Information Technology (0.8%)
United Internet AG	14,337	626
		3,455
Hong Kong (3.6%):

Consumer Discretionary (0.6%)
Chow Tai Fook Jewellery Group Ltd.	309,200	454

Energy (1.0%)
CNOOC Ltd.	492,000	761

Financials (2.0%)
AIA Group Ltd.	347,600	1,603
		2,818
India (0.5%):

Financials (0.5%)
Canara Bank Ltd.	104,330	369

Indonesia (1.5%):

Consumer Discretionary (0.9%)
Global MediaCom TBK PT	4,748,500	714

Financials (0.6%)
PT Bank Rakyat	638,000	436
		1,150
Ireland (Republic of) (0.7%):

Energy (0.7%)
Dragon Oil PLC	52,046	505

Isle of Man (1.7%):

Information Technology (1.7%)
Playtech Ltd.	119,525	1,353

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)

Japan (18.1%):

Consumer Discretionary (4.1%)
Bridgestone Corp.	46,700	$1,682
Fuji Heavy Industries Ltd.	23,000	629
Mazda Motor Corp. (b)	74,000	356
Suntory Beverage & Food Ltd.	15,000	489
		3,156
Consumer Staples (3.2%)
Lawson, Inc.	13,977	1,014
ITO EN Ltd.	20,400	439
Japan Tobacco, Inc.	32,500	1,004
		2,457
Financials (3.8%)
Daito Trust Construction Co. Ltd.	8,000	755
Sumitomo Mitsui Financial Group, Inc.	22,200	1,027
ORIX Corp.	41,400	630
The Dai-ichi Life Insurance Co. Ltd.	33,400	501
		2,913
Health Care (0.7%)
Alfresa Holdings Corp.	9,500	539

Industrials (4.8%)
Hitachi Ltd.	262,000	1,993
ITOCHU Corp.	45,100	548
JGC Corp.	16,000	604
Toto Ltd.	39,000	617
		3,762
Materials (0.8%)
Nippon Paint Co. Ltd.	38,000	626

Telecommunication Services (0.7%)
Softbank Corp.	7,300	530
		13,983
Netherlands (4.3%):

Consumer Staples (1.3%)
Koninklijke Ahold NV	56,721	945

Financials (0.7%)
ING Groep NV (b)	41,634	551

Industrials (1.3%)
Koninklijke Philips NV	29,255	1,018

Materials (1.0%)
LyondellBasell Industries NV, Class A	9,964	785
		3,299
Republic of Korea (South) (0.8%):

Information Technology (0.8%)
Samsung Electronics Co. Ltd.	504	596

Singapore (1.1%):

Financials (1.1%)
DBS Group Holdings Ltd.	67,769	875

Spain (2.3%):

Financials (1.0%)
Caixabank SA (b)	124,257	762

Health Care (1.3%)
Grifols SA	19,032	986
		1,748
Sweden (6.1%):

Financials (2.0%)
Skandinaviska Enskilda Banken AB, Class A	50,780	654

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)

Svenska Handelsbanken AB	18,521	$879
		1,533
Industrials (1.7%)
SKF AB	28,417	752
Atlas Copco AB, A Shares	21,285	577
		1,329
Information Technology (1.0%)
Hexagon AB, B Shares	23,603	749

Materials (1.4%)
Svenska Cellulosa AB, B Shares	39,726	1,131
		4,742
Switzerland (5.7%):

Consumer Staples (2.2%)
Nestle SA	23,162	1,680

Health Care (0.7%)
Lonza Group AG - Registered	5,877	589

Materials (2.8%)
Syngenta AG	2,070	734
Givaudan SA - Registered	972	1,437
		2,171
		4,440
Taiwan (0.7%):

Information Technology (0.7%)
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	33,614	569

Thailand (1.8%):

Consumer Staples (1.2%)
CP ALL Public Co. Ltd.	771,800	919

Financials (0.6%)
Kasikornbank Public Co. Ltd.	91,357	471
		1,390
Turkey (0.3%):

Financials (0.3%)
Turkiye Halk Bankasi As	46,319	229

United Kingdom (15.0%):

Consumer Discretionary (3.8%)
Barratt Developments PLC	144,234	896
British Sky Broadcasting Group PLC	58,237	838
Compass Group PLC	79,180	1,184
		2,918
Consumer Staples (0.6%)
Unilever PLC	13,403	515

Financials (4.3%)
Legal & General Group PLC	371,177	1,311
Prudential PLC	49,450	996
Lloyds Banking Group PLC (b)	724,587	991
		3,298
Industrials (3.6%)
AMEC PLC	24,362	412
Aggreko PLC	20,174	513
Rolls-Royce Holdings PLC	67,143	1,308
Easyjet PLC	19,365	523
		2,756
Information Technology (0.8%)
Arm Holdings PLC	42,559	653

See notes to schedules of investments.

Security Description	Shares or Principal Amount	Fair Value(a)

Materials (1.0%)
Antofagasta PLC	55,410	$774

Telecommunication Services (0.9%)
Jazztel PLC (b)	55,743	685
		11,599
United States (1.3%):

Health Care (1.3%)
Celgene Corp. (b)	6,388	970
Total Common Stocks (Cost $61,683)		75,276

Cash Equivalents (1.3%)

United States (1.3%):
Citibank Money Market Deposit Account, 0.02% (c)	984,000	984
Total Cash Equivalents (Cost $984)		984

Total Investments (Cost $62,667) — 98.8%		76,260
Other assets in excess of liabilities — 1.2%		926
NET ASSETS - 100.00%		$77,186

(a)                   All securities, except those traded on exchanges in the United States (including ADRs), Brazil, Canada, and Columbia, were fair valued at January 31, 2014.

(b)                   Non-income producing security.

(c)                    Rate periodically changes. Rate disclosed is the daily yield on 1/31/14.

ADR—American Depositary Receipt

PLC—Public Liability Co.

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
International Select Fund	January 31, 2014
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Fair Value(a)

Common Stocks (96.0%)
Australia (1.4%):
Financials (1.4%)
Bank of Queensland Ltd.	108,614	$1,083

Belgium (5.1%):
Consumer Staples (2.1%)
Anheuser-Busch InBev NV	16,862	1,617

Financials (3.0%)
KBC Groep NV	39,346	2,323
		3,940
Canada (4.0%):
Consumer Discretionary (2.0%)
Linamar Corp.	39,543	1,519
Telecommunication Services (2.0%)
Alimentation Couche-Tard, Inc., Class B	21,601	1,594
		3,113
Cayman Islands (1.5%):
Information Technology (1.5%)
Tencent Holdings Ltd.	16,400	1,132

Denmark (2.5%):
Health Care (2.5%)
Novo Nordisk A/S, Class B	49,725	1,971

Finland (4.0%):
Financials (2.2%)
Sampo Oyj	36,462	1,691

Industrials (1.8%)
Kone Oyj, Class B	34,660	1,410
		3,101
France (8.1%):
Consumer Discretionary (2.5%)
Valeo SA	17,435	1,946

Financials (5.6%)
AXA SA	89,550	2,350
BNP Paribas SA	26,125	2,017
		4,367
		6,313
Germany (3.8%):
Financials (2.6%)
Allianz SE	12,023	2,006

Information Technology (1.2%)
United Internet AG	21,029	919
		2,925
Hong Kong (6.4%):
Energy (2.7%)
CNOOC Ltd.	1,389,667	2,149

Financials (3.7%)
AIA Group Ltd.	620,200	2,860
		5,009

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)

Isle of Man (2.6%):
Information Technology (2.6%)
Playtech Ltd.	180,816	$2,047

Japan (16.4%):
Consumer Discretionary (3.3%)
Bridgestone Corp.	71,500	2,574

Consumer Staples (2.9%)
Japan Tobacco, Inc.	73,900	2,283

Financials (3.9%)
Sumitomo Mitsui Financial Group, Inc.	40,300	1,865
ORIX Corp.	78,800	1,199
		3,064
Industrials (3.6%)
Hitachi Ltd.	368,000	2,799
Materials (2.7%)
Nippon Paint Co. Ltd.	125,000	2,060
		12,780
Netherlands (2.0%):
Materials (2.0%)
LyondellBasell Industries NV, Class A	20,209	1,592

Singapore (2.6%):
Financials (2.6%)
DBS Group Holdings Ltd.	153,477	1,982

Spain (1.9%):
Health Care (1.9%)
Grifols SA	28,570	1,480

Sweden (3.6%):
Industrials (1.5%)
Atlas Copco AB, A Shares	42,707	1,157

Materials (2.1%)
Svenska Cellulosa AB, B Shares	57,206	1,628
		2,785
Switzerland (6.4%):
Consumer Staples (3.0%)
Nestle SA	32,129	2,330

Materials (3.4%)
Givaudan SA - Registered	1,798	2,659
		4,989
Thailand (2.2%):
Consumer Staples (2.2%)
CP ALL Public Co. Ltd.	1,469,000	1,748

United Kingdom (19.1%):
Consumer Discretionary (2.9%)
Compass Group PLC	153,518	2,295

Financials (7.4%)
Legal & General Group PLC	786,574	2,778
Prudential PLC	57,960	1,168
Lloyds Banking Group PLC (b)	1,350,767	1,847
		5,793

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)

Industrials (2.5%)
Rolls-Royce Holdings PLC	100,085	$1,950

Information Technology (1.4%)
Arm Holdings PLC	69,967	1,074

Materials (3.1%)
Antofagasta PLC	171,529	2,395

Telecommunication Services (1.8%)
Jazztel PLC (b)	112,365	1,381
		14,888
United States (2.4%):
Health Care (2.4%)
Celgene Corp. (b)	12,404	1,885
Total Common Stocks (Cost $61,564)		74,763

Cash Equivalents (3.6%)

United States (3.6%):
Citibank Money Market Deposit Account, 0.02% (c)	2,829,000	2,829
Total Cash Equivalents (Cost $2,829)		2,829

Total Investments (Cost $64,393) — 99.6%		77,592
Other assets in excess of liabilities — 0.4%		318
NET ASSETS - 100.00%		$77,910

(a)                                 All securities, except those traded on exchanges in the United States (including ADRs), Brazil, Canada, and Columbia, were fair valued at January 31, 2014.

(b)                                 Non-income producing security.

(c)                                  Rate periodically changes. Rate disclosed is the daily yield on 1/31/14.

PLC—Public Liability Co.

See notes to schedules of investments.

The Victory Portfolios Investment Grade Convertible Fund	Schedule of Portfolio Investments January 31, 2014
(Amounts in Thousands, Except for Shares)	(Unaudited)

	Shares or Principal Amuont	Value

Common Stock (1.2%)

Information Technology (1.2%):
EMC Corp.	9,700	$235
Total Common Stock (Cost $248)		235

Convertible Corporate Bonds (67.2%):

Consumer Discretionary (8.3%)
Ford Motor Co., Convertible Subordinated Notes, 4.25%, 11/15/16	223	396
International Game Technology, Convertible Subordinated Notes, 3.25%, 5/1/14	136	137
Omnicom Group, Inc., Convertible Subordinated Notes, 7/31/32, Callable 7/31/14 @ 100 (a)	90	119
Priceline.com, Inc., Convertible Subordinated Notes
1.25%, 3/15/15	150	564
1.00%, 3/15/18	276	379
		1,595
Energy (1.7%)
Chesapeake Energy Corp., Convertible Subordinated Notes, 2.50%, 5/15/37, Callable 5/15/17 @ 100 (a)	315	319

Financials (11.4%)
Ares Capital Corp., Convertible Subordinated Notes, 5.13%, 6/1/16	455	488
BlackRock Kelso Capital Corp., Convertible Subordinated Notes, 5.50%, 2/15/18 (b)	82	85
Digital Realty Trust LP, Convertible Subordinated Notes, 5.50%, 4/15/29, Callable 4/15/14 @ 100 (a)(b)	85	110
Health Care REIT, Inc., Convertible Subordinated Notes, 3.00%, 12/1/29, Callable 12/1/14 @ 100 (a)	138	161
Janus Capital Group, Inc., Convertible Subordinated Notes, 0.75%, 7/15/18	260	313
Jefferies Group, Inc., Convertible Subordinated Notes, 3.88%, 11/1/29, Callable 11/1/17 @ 100	308	325
ProLogis, Inc., Convertible Subordinated Notes, 3.25%, 3/15/15	304	347
Prospect Capital Corp., Convertible Subordinated Notes, 5.88%, 1/15/19	98	103
Rayonier TRS Holdings, Inc., Convertible Subordinated Notes
4.50%, 8/15/15 (b)	150	210
4.50%, 8/15/15	40	56
		2,198
Health Care (16.1%)
Alza Corp., Convertible Subordinated Notes , 7/28/20, Callable 2/26/14 @ 82.39 (c)	397	483
Gilead Sciences, Inc., Convertible Subordinated Notes, 1.63%, 5/1/16	402	1,425
Teva Pharmaceutical Finance LLC, Convertible Subordinated Notes, 0.25%, 2/1/26, Callable 3/3/14 @ 100 (a)	378	416
WellPoint, Inc., Convertible Subordinated Notes, 2.75%, 10/15/42	607	789
		3,113
Industrials (8.4%)
Airtran Holdings, Inc., Convertible Subordinated Notes, 5.25%, 11/1/16	291	526
Danaher Corp., Convertible Subordinated Notes, 1/22/21, Callable 2/24/14 @ 84.32 (c)	202	437
Fluor Corp., Convertible Subordinated Notes, 1.50%, 2/15/24 (a)	169	466
Roper Industries Inc., Covertible Subordinated Notes, 1/15/34 (a)	105	181
		1,610
Information Technology (13.8%)
Intel Corp., Convertible Subordinated Notes, 3.25%, 8/1/39	709	935
Lam Research Corp., Convertible Subordinated Notes, 1.25%, 5/15/18	317	376

See notes to schedules of investments.

Security Description	Shares or Principal Amount	Value

Micron Technology, Inc., Convertible Subordinated Notes
3.13%, 5/1/32, Callable 5/4/21 @ 100 (a)	$84	$204
3.00%, 11/15/43, Callable 11/20/18 @ 83.04 (a)	35	37
Novellus Systems, Inc., Convertible Subordinated Notes, 2.63%, 5/15/41	239	377
Xilinx, Inc., Convertible Subordinated Notes
2.63%, 6/15/17	211	339
3.13%, 3/15/37	237	381
		2,649
Materials (6.4%)
Alcoa, Inc., Convertible Subordinated Notes, 5.25%, 3/15/14	210	376
Allegheny Technologies, Inc., Convertible Subordinated Notes, 4.25%, 6/1/14	190	192
Newmont Mining Corp., Convertible Subordinated Notes, 1.63%, 7/15/17	530	554
RPM International, Inc., Convertible Subordinated Notes, 2.25%, 12/15/20	92	106
		1,228
Utilities (1.1%)
Dominion Resources, Inc., Convertible Subordinated Notes, 2.13%, 12/15/23, Callable 2/28/14 @ 100 (d)	102	205
		205
Total Convertible Corporate Bonds (Cost $10,642)		12,917

Convertible Preferred Stocks (21.3%)

Consumer Discretionary (0.7%):
Stanley Black & Decker I, Inc., 6.25%	1,340	136
		136
Energy (1.3%):
NextEra Energy, Inc., 5.89%	4,280	256
		256
Financials (12.2%):
AMG Capital Trust II, 5.15%	2,954	178
Health Care REIT, Inc., 6.50%, Series JNS	3,968	215
MetLife, Inc., 5.00%	20,395	595
New York Community Capital Trust V, 6.00%	8,208	397
Wells Fargo & Co., 7.50%, Series L	835	969
		2,354
Industrials (4.6%):
Stanley Black & Decker I, Inc., 4.75%	2,466	296
United Technologies Corp., 7.50%	9,055	584
		880
Utilities (2.5%):
Dominion Resources, Inc., 6.00%, Series B	4,250	238
Dominion Resources, Inc., 6.13%, Series A	4,255	238
		476
Total Convertible Preferred Stocks (Cost $3,917)		4,102

See notes to schedules of investments.

Security Description	Shares or Principal Amount	Value

Investment Companies (10.6%)
Federated Treasury Obligations Fund, Institutional Shares, 0.01% (e)	2,028,000	$2,028
Total Investment Companies (Cost $2,028)		2,028

Total Investments (Cost $16,835) — 100.3%		19,282
Liabilities in excess of other assets — (0.3)%		(65)
NET ASSETS - 100.00%		$19,217

(a)         Continuously callable with 30 days notice.

(b)         Rate 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(c)          Continuously callable with 15 days notice.

(d)         Continuously callable with 20 days notice.

(e)          Rate disclosed is the daily yield on 1/31/14.

LLC—Limited Liability Co.

LP—Limited Partnership

REIT—Real Estate Investment Trust

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Large Cap Growth Fund	January 31, 2014
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value

Common Stocks (97.8%)

Apparel Retail (3.2%):
Michael Kors Holdings Ltd. (a)	80,200	$6,410

Computers & Peripherals (3.3%):
Apple, Inc.	13,200	6,608

Consumer Staples (1.4%):
Monster Beverage Corp. (a)	42,300	2,872

Energy (2.3%):
FMC Technologies, Inc. (a)	94,950	4,694

Financials (8.7%):
Affiliated Managers Group, Inc. (a)	33,250	6,625
CME Group, Inc.	68,450	5,117
The Charles Schwab Corp.	238,925	5,930
		17,672
Health Care (20.9%):
Alexion Pharmaceuticals, Inc. (a)	40,250	6,389
Biogen Idec, Inc. (a)	22,925	7,167
Catamaran Corp. (a)	127,350	6,192
Celgene Corp. (a)	41,425	6,294
Cerner Corp. (a)	96,725	5,503
Gilead Sciences, Inc. (a)	127,425	10,278
		41,823
Hotels Restaurants & Leisure (3.5%):
Starbucks Corp.	98,850	7,030

Hotels, Restaurants & Leisure (2.1%):
Chipotle Mexican Grill, Inc. (a)	7,600	4,195

Household Durables (2.7%):
Mohawk Industries, Inc. (a)	38,775	5,513

Industrials (5.2%):
Cummins, Inc.	39,600	5,028
J.B. Hunt Transport Services, Inc.	71,050	5,332
		10,360
Internet & Catalog Retail (8.4%):
Amazon.com, Inc. (a)	24,925	8,941
Priceline.com, Inc. (a)	7,000	8,014
		16,955
Internet Software & Services (8.6%):
Facebook, Inc. (a)	116,150	7,268
Google, Inc., Class A (a)	8,575	10,126
		17,394
IT Services (6.8%):
Alliance Data Systems Corp. (a)	24,550	5,884
Visa, Inc., Class A	35,950	7,744
		13,628
Materials (5.7%):
Ecolab, Inc.	38,675	3,888
Monsanto Co.	70,575	7,520
		11,408
Media (1.7%):
Twenty-First Century Fox, Inc., Class B	110,550	3,518

See notes to schedules of investments.

Security Description	Shares	Value

Road & Rail (3.0%):
Canadian Pacific Railway Ltd.	40,175	$6,086

Software (7.0%):
Adobe Systems, Inc. (a)	102,475	6,066
Splunk, Inc. (a)	53,075	4,088
VMware, Inc., Class A (a)	42,550	3,835
		13,989
Specialty Retail (3.3%):
Tractor Supply Co.	99,000	6,584
Total Common Stocks (Cost $134,208)		196,739

Investment Companies (2.0%)
Federated Treasury Obligations Fund, Institutional Shares, 0.01% (b)	4,082,000	4,082
Total Investment Companies (Cost $4,082)		4,082

Total Investments (Cost $138,290) — 99.8%		200,821

Other assets in excess of liabilities — 0.2%		321

NET ASSETS - 100.00%		$201,142

(a)        Non-income producing security.

(b)        Rate disclosed is the daily yield on 1/31/14.

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
National Municipal Bond Fund	January 31, 2014
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value

Municipal Bonds (96.1%)
Alabama (1.9%):
Jacksonville State University Revenue, 4.00%, 12/1/15, AGM	$450	$476
Shelby County Board of Education Revenue, Prerefunded-Capital Outlay School Warrants, 4.00%, 2/1/17, AGM, EMT	565	623
Shelby County Board of Education Revenue, Unrefunded-Capital Outlay School Warrants, 4.00%, 2/1/17, AGM	440	480
		1,579
Alaska (3.1%):
Alaska Industrial Development & Export Authority Revenue, Greater Fairbanks
Series A, 4.50%, 4/1/15, AGM	2,000	2,083
Series A, 5.13%, 4/1/19, AGM	500	582
		2,665
Arizona (0.3%):
Maricopa County Elementary School District Number 38, Madison Elementary School Improvements Project 2009, Series B, GO, 4.00%, 7/1/20, AGM	250	275

California (3.8%):
Beaumont Unified School District, Series C, GO, 5.25%, 8/1/31, Callable 8/1/21 @ 100, AGM	1,000	1,080
Cabrillo Community College District, GO, 5.25%, 8/1/17, Callable 8/1/14 @ 100, NATL-RE	1,000	1,024
Denair Unified School District, Election 2007, GO, 5.25%, 8/1/41, Callable 8/1/21 @ 100, AGM (a)	270	285
Gold Oak Unified School District
Series A, GO, 5.38%, 8/1/28, Callable 8/1/19 @ 100, AGM	255	279
Series A, GO, 5.60%, 8/1/33, Callable 8/1/19 @ 100, AGM	590	641
		3,309
Colorado (1.0%):
Colorado Health Facilities Authority Revenue, Hospital NCMC, Inc. Project, Series B, 5.50%, 5/15/30, Callable 5/15/19 @ 100, AGM	350	372
State Springs Hospital Revenue, 4.00%, 12/15/15, AGM	500	534
		906
Connecticut (2.6%):
Connecticut State, Series C, GO, 5.00%, 6/1/18, Callable 6/1/16 @ 100, AGM	2,000	2,203

Florida (18.3%):
Florida State Board of Education, Series A, GO, 5.00%, 6/1/20	10,000	11,918
Miami-Dade County Florida Water & Sewer Revenue
Series A, 5.00%, 10/1/42, Callable 10/1/22 @ 100 (a)	1,000	1,028
Series B, 5.25%, 10/1/20, AGM	1,050	1,245
Palm Beach County Health Facilities Authority Revenue, Bethesda Healthcare System, Inc. Project, Series A, 3.75%, 7/1/17, AGM	1,550	1,680
		15,871
Georgia (3.4%):
Habersham County School District, GO, 5.00%, 4/1/21, Callable 4/1/16 @ 100, NATL-RE/State Aid Withholding	2,655	2,921

Illinois (1.2%):
Chicago Illinois, Series A, GO, 5.00%, 1/1/25, Callable 1/1/16 @ 100, AGM (a)	1,000	1,027

Indiana (4.6%):
Brownsburg 1999 School Building Corp. Revenue, First Mortgage, Series B, 5.00%, 1/15/19, AGM/State Aid Withholding (a)	1,000	1,066
Carlisle-Sullivan School Building Corp. Revenue, First Mortgage, 4.50%, 1/15/17, AGM/State Aid Withholding	250	277
Franklin Township Multi-School Building Corp. Revenue, First Mortgage, 4.00%, 1/10/19, State Aid Withholding	1,000	1,121

See notes to schedules of investments.

Security Description	Principal Amount	Value

Indianapolis Local Public Improvement Bond Bank Revenue, Water Works Project, Series A, 5.50%, 1/1/38, Callable 1/1/19 @ 100, AGM	$1,500	$1,595
		4,059
Kansas (0.7%):
Wichita Hospital Revenue, VIA Christi Health System, Inc., 4.00%, 11/15/18, PRE-REFUNDED/ESCROWED TO MATURITY	500	567

Michigan (1.7%):
Comstock Park Public Schools, School Building & Site, Series B, GO, 5.00%, 5/1/30, Callable 5/1/21 @ 100, Q-SBLF (a)	200	213
Fraser Public School District, School Building & Site, Series A, GO, 5.50%, 5/1/41, Callable 5/1/21 @ 100, Q-SBLF	1,250	1,327
		1,540
Minnesota (4.1%):
Lakeville Minnesota Independent School District, Series D, 5.00%, 2/1/20, Student Credit Program	1,000	1,180
Minnesota Agricultural & Economic Development Board Revenue, Essentia Health, Series C-1, 5.50%, 2/15/25, Callable 2/15/20 @ 100, AGM	555	619
Minnesota Revenue, 4.00%, 6/1/16, AGM	325	352
Prior Lake Independent School District Number 719, School Building, Series B, GO, 5.00%, 2/1/20, Callable 2/1/15 @ 100, AGM/Student Credit Program (a)	800	838
Saint Louis County Minnesota Independent School District, Series A, 3.00%, 2/1/20, Student Credit Program (b)	500	533
		3,522
Missouri (1.8%):
Cass County Missouri Reorganized School District Number R-2 Raymore Peculiar, GO, 5.00%, 3/1/19, Callable 3/1/16 @ 100, State Aid Withholding (a)	1,400	1,523

Nevada (2.1%):
Reno Hospital Revenue, Renown Regional Medical Center, Inc., Series C, 5.00%, 6/1/16, AGM	1,675	1,826

New Jersey (1.7%):
New Jersey Transportation Trust Fund Authority Revenue, Series A, 5.50%, 12/15/38, Callable 12/15/18 @ 100, AGM	1,300	1,433

New York (4.3%):
Niagara Falls Bridge Commission Revenue, Series A, 4.00%, 10/1/19, AGM	900	976
State Dormitory Authority Revenues, Personal Income Tax
Series B, 3.25%, 2/15/17	1,335	1,442
Series F, 5.00%, 3/15/18, Callable 3/15/15 @ 100, AGM	1,250	1,313
		3,731
Ohio (4.7%):
Columbus Ohio, Series B, GO, 3.00%, 7/1/19	2,800	3,045
Delaware City Ohio School District School Facilities Construction & Improvement, GO, 5.25%, 12/1/43, Callable 6/1/23 @ 100	1,000	1,053
		4,098
Oregon (1.3%):
Oregon State, Series L, GO, 5.00%, 11/1/38, Callable 11/1/23 @ 100	1,000	1,099

Pennsylvania (5.6%):
Easton Area School District, GO, 5.20%, 4/1/28, Callable 4/1/18 @ 100, AGM/State Aid Withholding	500	554
Elizabeth Township Sanitation Authority Revenue, 6.30%, 12/15/38, Callable 6/15/14 @ 100, AGM	500	511
Saint Mary Hospital Authority Health Systems Revenue, Catholic Health East
Series B, 5.50%, 11/15/24, Callable 11/15/14 @ 100	100	104
Series B, 5.38%, 11/15/34, Callable 11/15/14 @ 100	1,000	1,040

See notes to schedules of investments.

	Shares or
Security Description	Principal Amount	Value

West Chester Area School District, Series A, GO, 5.00%, 5/15/20, Callable 11/15/15 @ 100, AGM/State Aid Withholding	$2,500	$2,710
		4,919
Texas (253%):
China Spring Texas Independent School District, GO, 5.00%, 8/15/43, Callable 8/15/22 @ 100, PSF-GTD	1,000	1,072
Cypress-Fairbanks Independent School District
GO, 5.00%, 2/15/18, PSF-GTD	2,500	2,905
GO, 5.00%, 2/15/21, PSF-GTD	1,910	2,290
Denver City Independent School District, GO, 2.00%, 2/15/16, Callable 3/10/14 @ 100, PSF-GTD	580	581
Forney Independent School District, School Building, Series A, GO, 6.00%, 8/15/37, Callable 8/15/18 @ 100, PSF-GTD	850	972
Frisco Independent School District, School Building, Series A, GO, 6.00%, 8/15/38, Callable 8/15/18 @ 100, PSF-GTD	1,500	1,715
Garland Independent School District
GO, 5.00%, 2/15/24, Callable 2/15/24 @ 100, PSF-GTD (a)	60	63
GO, 5.00%, 2/15/24, Callable 2/15/15 @ 100, PSF-GTD (a)	40	42
Series A, GO, 3.00%, 2/15/20, Callable 3/10/14 @ 100, PSF-GTD (a)	550	551
Garland Texas Independent School District, Series A, GO, 3.00%, 2/15/22, Callable 3/10/14 @ 100, PSF-GTD (a)(c)	725	726
Grand Prairie Independent School District
GO, 4.00%, 2/15/20, PSF-GTD	1,275	1,447
GO, 5.00%, 2/15/21, PSF-GTD	1,285	1,531
Humble Independent School District, Series B, GO, 5.00%, 2/15/19, PSF-GTD	1,275	1,513
Humble Independent School District, School Building, Series A, GO, 3.00%, 2/15/19, PSF-GTD	765	833
Laredo Community College District Revenue, 5.00%, 8/1/30, Callable 8/1/20 @ 100, AGM	725	770
Plano Independent School District, GO, 5.00%, 2/15/20, PSF-GTD	3,055	3,649
Spring Independent School District, GO, 3.00%, 8/15/19, PSF-GTD	1,000	1,088
		21,748
Washington (2.6%):
Snohomish County School District Number 15 Edmonds, GO, 5.00%, 12/1/19, Callable 6/1/16 @ 100, NATL-RE/FGIC/School Building Guaranty	2,000	2,213
Total Municipal Bonds (Cost $78,004)		83,034

Investment Companies (3.1%)
Federated Tax-Free Obligations Fund, Institutional Shares, 0.01% (d)	2,676,000	2,676
Total Investment Companies (Cost $2,676)		2,676

Total Investments (Cost $80,680) — 99.2%		85,710
Other assets in excess of liabilities — 0.8%		680
NET ASSETS - 100.00%		$86,390

(a)                       Continuously callable with 30 days notice.

(b)                       Security purchased on a when-issued basis.

(c)                       All or a portion of this security has been segregated as collateral for securities purchased on a when-issued basis.

(d)                       Rate disclosed is the daily yield on 1/31/14.

AGM—Assured Guaranty Municipal Corporation

EMT—Escrowed to Maturity

FGIC—Financial Guaranty Insurance Company

See notes to schedules of investments.

GO—General Obligation

NATL-RE—Reinsurance provided by National Reinsurance

PSF-GTD—Public School Fund Guaranteed

Q-SBLF—Qualified-School Board Loan

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Ohio Municipal Bond Fund	January 31, 2014
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value

Municipal Bonds (97.3%)
General Obligations (51.8%):
County, City & Special District (21.5%):
Cincinnati, Series A, 3.00%, 12/1/17	$105	$113
Columbus, Series A, 5.00%, 6/1/19	4,000	4,763
Greene County, 4.50%, 12/1/35, Callable 12/1/20 @ 100	560	576
Mahoning County, 5.50%, 12/1/23, Callable 12/1/18 @ 100, AGM	1,085	1,256
Portage County, 5.25%, 12/1/24, Callable 12/1/14 @ 100, AMBAC	760	791
Strongsville, 4.00%, 12/1/19	500	568
Summit County
Series R, 5.50%, 12/1/16, FGIC	535	610
Series R, 5.50%, 12/1/17, FGIC	930	1,093
Series R, 5.50%, 12/1/18, FGIC	1,095	1,316
Vandalia, 5.25%, 12/1/21, Callable 12/1/14 @ 100, AMBAC (a)	1,305	1,358
Warren County Special Assessment, 6.55%, 12/1/14	105	109
		12,553
Hospitals, Nursing Homes & Health Care (1.8%):
Lucas County Hospital Revenue, Promedica Health Care, Series D, 5.00%, 11/15/29, Callable 11/15/21 @ 100	1,000	1,072

Public Improvements (3.7%):
Richland County, Correctional Facilities Improvement
5.00%, 12/1/16, AGM	185	207
5.88%, 12/1/24, Callable 12/1/18 @ 100, AGM	350	391
State Natural Resources, Series L, 5.00%, 10/1/16	1,000	1,119
Toledo, 5.13%, 12/1/21, Callable 12/1/18 @ 100, AGM	400	442
		2,159
Schools & Educational Services (23.6%):
Brooklyn City School District, 5.25%, 12/1/43, Callable 12/1/20 @ 100, AGM (a)	2,000	2,067
Carey Exempted Village School District, 5.13%, 11/1/39, Callable 11/1/21 @ 100, Student Credit Program (a)	350	362
Chillicothe City School District, 5.25%, 12/1/23, Callable 12/1/14 @ 100, FGIC	1,580	1,647
Delaware City School District, School Facilities Construction & Improvement, 5.25%, 12/1/38, Callable 6/1/23 @ 100 (a)	1,240	1,321
Elida Local School District, School Facilities & Construction
3.50%, 12/1/15, AGM	955	1,007
4.75%, 12/1/21, AGM (b)	1,455	1,173
4.95%, 12/1/23, AGM (b)	1,455	1,066
Fairfield City School District, 7.45%, 12/1/14, FGIC	200	211
Hamilton City School District Improvements, Series A, 6.15%, 12/1/16, State Aid Withholding	600	693
Lima City School District, 6.00%, 12/1/22, AMBAC (a)	30	30
Milford Exempt Village School District, School Improvement, 5.50%, 12/1/30, AGM	325	376
Ohio Schools, Series C, 5.00%, 9/15/19	1,500	1,785
Southwest Licking Local School District, 5.00%, 12/1/21, Callable 12/1/15 @ 100, AMBAC	1,000	1,067
Sylvania City School District, School Improvement, 4.00%, 12/1/17, AGM (b)	1,040	990
		13,795
Utilities (Sewers, Telephone, Electric) (1.2%):
Avon, Route 83 Sewer Improvements, 6.50%, 12/1/15	85	92
Greene County, Water Systems, 5.75%, 12/1/22, Callable 12/1/18 @ 100, ETM	500	608
		700
		30,279
Revenue Bonds (45.5%):
Hospitals, Nursing Homes & Health Care (12.9%):
Allen County, Hospital Facilities Revenue, Catholic Healthcare Partners
Series B, 4.13%, 9/1/20	1,200	1,327
Series B, 5.25%, 9/1/27, Callable 9/1/20 @ 100	2,500	2,707

See notes to schedules of investments.

Security Description	Shares or Principal Amount	Value

Franklin County Hospital Revenue, Nationwide Children’s Hospital, Inc. Project, 4.75%, 11/1/29, Callable 11/1/19 @ 100	$1,500	$1,559
Franklin County Hospital Revenue, The Children’s Hospital Project, Series C, 5.00%, 5/1/16, Callable 5/1/15 @ 100, FGIC (a)	1,335	1,404
Ross County, Hospital Facilities Revenue, Adena Health System, 5.75%, 12/1/35, Callable 12/1/18 @ 100, AGC-ICC	500	529
		7,526
Housing (5.6%):
State Housing Finance Agency, Capital Fund Revenue, Series A, 5.00%, 4/1/27, Callable 4/1/17 @ 100, AGM	3,000	3,247

Public Improvements (3.4%):
Huber Heights General Income Tax Special Obligation, 4.75%, 12/1/38, Callable 12/1/21 @ 100, BAM (a)	2,000	2,012

Schools & Educational Services (20.8%):
Hamilton County, Student Housing Revenue, Stratford Heights Project, University of Cincinnati, 5.00%, 6/1/30, AGM (a)	1,260	1,336
Lorain County, Community College District General Receipts, 4.50%, 12/1/31, Ohio CCD Program (a)	500	514
State Higher Educational Facility Commission Revenue, Dayton
University Project
Series A, 5.00%, 12/1/15	600	647
5.00%, 12/1/26, Callable 12/1/16 @ 100, BHAC-CR/AMBAC	500	545
State Higher Educational Facility Commission Revenue, John Carroll
University Project
5.50%, 11/15/17, Callable 3/10/14 @ 100	420	421
5.50%, 11/15/18, Callable 3/10/14 @ 100	335	336
State Higher Educational Facility Revenue, College of Wooster Project, 5.00%, 9/1/16, Callable 9/1/15 @ 100	600	639
University of Akron General Receipts, Series A, 5.00%, 1/1/19, AGM	1,000	1,164
University of Toledo General Receipts Bonds
Series A, 3.50%, 6/1/16	2,000	2,126
4.00%, 6/1/20	200	218
Westerville City School District Special Obligation, 3.00%, 12/1/16	750	798
Youngstown State University General Receipts
4.00%, 12/15/15, AGM	500	531
4.00%, 12/15/16, AGM	500	544
4.13%, 12/15/17, AGM	435	483
4.38%, 12/15/18, AGM	685	774
5.00%, 12/15/23, Callable 6/15/19 @ 100, AGM	1,000	1,086
		12,162
Utilities (Sewers, Telephone, Electric) (1.8%):
Hamilton County Sewer System Revenue, Series A, 5.00%, 12/1/38, Callable 12/1/23 @ 100 (a)	1,000	1,075

Utilities-Water (1.0%):
Hamilton Wastewater System Revenue, 3.00%, 10/1/19, AGM	530	565
		26,587
Total Municipal Bonds (Cost $52,982)		56,866

Investment Companies — (1.9%)
Federated Ohio Municipal Cash Trust, Institutional Shares, 0.01% (c)	1,109,000	1,109
Total Investment Companies (Cost $1,109)		1,109

Total Investments (Cost $54,091) — 99.2%		57,975
Other assets in excess of liabilities — 0.8%		488
NET ASSETS - 100.00%		$58,463

(a)                       Continuously callable with 30 days notice.

(b)                       Rate represents the effective yield at purchase.

See notes to schedules of investments.

(c)                        Rate disclosed is the daily yield on 1/31/14.

AGC-ICC—Security guaranteed by Insured Custody Certificates, secondarily guaranteed by Assured Guaranty Corporation
AGM—Assured Guaranty Municipal Corporation

AMBAC—American Municipal Bond Assurance Corporation

BAM—Build America Mutual Assurance Co.

BHAC-CR—Berkshire Hathaway Assurance Corporation-Credit

ETM—Escrowed to Maturity

FGIC—Financial Guaranty Insurance Company

See notes to schedules of investments.

The Victory Portfolios Select Fund	Schedule of Portfolio Investments January 31, 2014
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value

Common Stocks (89.4%)

Consumer Discretionary (9.0%):
General Motors Co. (a)	1,594	$58
News Corp., Class A (a)	3,586	57
PVH Corp.	471	57
		172
Consumer Staples (8.5%):
Anheuser-Busch InBev NV, ADR	606	58
Wal-Mart Stores, Inc.	1,399	105
		163
Energy (4.2%):
Anadarko Petroleum Corp.	983	79

Financials (20.1%):
Bank of America Corp.	2,900	49
Bank of New York Mellon Corp.	2,782	89
Capital One Financial Corp.	1,094	77
Citigroup, Inc.	1,837	87
JPMorgan Chase & Co.	1,467	81
		383
Health Care (10.4%):
Baxter International, Inc.	1,434	98
Merck & Co., Inc.	1,877	99
		197
Industrials (20.6%):
C.H. Robinson Worldwide, Inc.	1,855	109
General Dynamics Corp.	1,256	127
Nielsen Holdings NV	1,213	51
Siemens AG, ADR	821	104
		391
Information Technology (9.7%):
Applied Materials, Inc.	2,439	41
EMC Corp.	3,395	82
Intel Corp.	2,513	62
		185
Materials (6.9%):
Air Products & Chemicals, Inc.	1,257	132

Total Common Stocks (Cost $1,774)		1,702

Investment Companies (6.2%)
Federated Treasury Obligations Fund, Institutional Shares, 0.01% (b)	118,000	118
Total Investment Companies (Cost $118)		118

Total Investments (Cost $1,892) — 95.6%		1,820
Other assets in excess of liabilities — 4.4%		84
NET ASSETS - 100.00%		$1,904

(a)                       Non-income producing security.

(b)                       Rate disclosed is the daily yield on 1/31/14.

ADR—American Depositary Receipt

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Small Company Opportunity Fund	January 31, 2014
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value

Common Stocks (92.4%)

Consumer Discretionary (10.6%):
ANN, Inc. (a)	407,600	$13,181
Brunswick Corp.	287,500	11,920
Callaway Golf Co.	881,200	7,199
Core-Mark Holding Co., Inc.	94,000	7,111
Dana Holding Corp.	1,190,900	22,532
DeVry Education Group, Inc.	426,100	15,399
Drew Industries, Inc.	71,300	3,429
Helen of Troy Ltd. (a)	434,700	23,926
La-Z-Boy, Inc.	670,680	18,055
Modine Manufacturing Co. (a)	813,809	10,661
Oxford Industries, Inc.	123,643	9,331
Primoris Services Corp.	671,505	21,334
Rush Enterprises, Inc., Class A (a)	747,500	20,661
Shoe Carnival, Inc.	319,701	7,897
Steiner Leisure Ltd. (a)	327,400	16,046
The Cheesecake Factory, Inc.	289,800	12,908
		221,590
Consumer Staples (1.4%):
Lancaster Colony Corp.	198,700	17,271
Snyders-Lance, Inc.	438,900	11,723
		28,994
Energy (4.8%):
C&J Energy Services, Inc. (a)	678,300	15,859
Cloud Peak Energy, Inc. (a)	942,500	17,653
Helix Energy Solutions Group, Inc. (a)	830,100	16,926
Rosetta Resources, Inc. (a)	453,800	19,336
Unit Corp. (a)	622,500	31,106
		100,880
Financials (19.5%):
American Financial Group, Inc.	325,200	17,860
AMERISAFE, Inc.	387,525	16,032
Argo Group International Holdings	288,663	12,987
Associated Banc-Corp.	1,855,209	30,556
Columbia Banking System, Inc.	957,800	25,008
Endurance Specialty Holdings Ltd.	444,600	23,292
Hanover Insurance Group, Inc.	298,100	16,553
IBERIABANK Corp.	342,250	22,534
Independent Bank Corp.	602,971	21,803
Infinity Property & Casualty Corp.	238,700	16,852
Lakeland Financial Corp.	374,500	13,718
LaSalle Hotel Properties	968,800	29,801
Old National Bancorp	1,711,500	23,961
PacWest Bancorp	623,900	25,025
Primerica, Inc.	500,517	21,087
Prosperity Bancshares, Inc.	247,400	15,477
PS Business Parks, Inc.	186,400	14,645
RLI Corp.	101,400	4,224
Selective Insurance Group, Inc.	778,169	18,303
StanCorp Financial Group, Inc.	312,700	20,091
Sterling BanCorp/DE	1,355,100	17,074
		406,883
Health Care (8.6%):
Alere, Inc. (a)	552,300	20,932
Analogic Corp.	177,300	16,959
Charles River Laboratories International, Inc. (a)	491,100	27,762
CONMED Corp.	420,800	17,653
ICU Medical, Inc. (a)	230,300	14,857
Integra Lifesciences Holdings (a)	540,700	25,121
Owens & Minor, Inc.	740,700	25,658

See notes to schedules of investments.

Security Description	Shares	Value

STERIS Corp.	638,528	$29,301
		178,243
Industrials (23.3%):
ABM Industries, Inc.	1,004,500	26,781
Altra Industrial Motion Corp.	356,700	11,186
Astec Industries, Inc.	581,200	21,621
Barnes Group, Inc.	521,300	19,517
Carlisle Cos., Inc.	316,584	23,595
Celadon Group, Inc.	237,600	4,937
EMCOR Group, Inc.	733,900	31,198
Encore Wire Corp.	428,500	21,892
Esterline Technologies Corp. (a)	246,800	25,408
Forward Air Corp.	374,200	16,667
GATX Corp.	377,800	21,875
Granite Construction, Inc.	649,000	21,605
John Bean Technologies Corp.	583,200	18,003
Kennametal, Inc.	535,100	23,191
Korn/Ferry International (a)	621,400	14,578
McGrath RentCorp	359,500	13,165
Mueller Industries, Inc.	431,300	26,845
Multi-Color Corp.	466,300	16,768
Pike Electric Corp. (a)	1,401,900	14,776
Sykes Enterprises, Inc. (a)	1,065,000	22,322
Titan Machinery, Inc. (a)	607,000	9,894
TriMas Corp. (a)	572,463	19,922
Watts Water Technologies, Inc., Series A, Class A	297,600	16,672
Werner Enterprises, Inc.	903,200	23,538
Woodward, Inc.	429,600	18,408
		484,364
Information Technology (13.1%):
Anixter International, Inc.	317,600	27,860
Diebold, Inc.	678,400	22,787
Entegris, Inc. (a)	1,977,600	20,804
Fairchild Semiconductor International, Inc. (a)	1,195,271	15,252
Littelfuse, Inc.	200,042	17,904
Ma-Corn Technology Solutions Holdings, Inc. (a)	451,200	7,670
Measurement Specialties, Inc. (a)	76,300	4,209
Microsemi Corp. (a)	1,097,600	25,728
MKS Instruments, Inc.	972,651	29,307
MTS Systems Corp.	147,489	10,373
Plexus Corp. (a)	533,200	20,848
PTC, Inc. (a)	941,900	33,607
Rudolph Technologies, Inc. (a)	1,105,133	12,145
Zebra Technologies, Class A (a)	449,600	24,710
		273,204
Materials (7.7%):
Cabot Corp.	445,200	21,668
Calgon Carbon Corp. (a)	691,500	14,044
H.B. Fuller Co.	497,400	23,169
Innophos Holdings, Inc.	274,900	12,830
Kaiser Aluminum Corp.	146,900	10,255
Olin Corp.	1,148,364	29,524
Sensient Technologies Corp.	514,500	25,169
Silgan Holdings, Inc.	510,492	23,396
		160,055
Utilities (3.4%):
ALLETE, Inc.	322,200	16,104
El Paso Electric Co.	564,623	20,569
NorthWestern Corp.	369,700	16,714

See notes to schedules of investments.

Security Description	Shares	Value

South Jersey Industries, Inc.	311,200	$16,599
		69,986
Total Common Stocks (Cost $1,523,188)		1,924,199

Exchange-Traded Funds (1.0%)
iShares Russell 2000 Value Index Fund	207,500	19,845
Total Exchange-Traded Funds (Cost $16,493)		19,845

Investment Companies (6.8%)
Federated Treasury Obligations Fund, Institutional Shares, 0.01% (b)	141,605,000	141,605
Total Investment Companies (Cost $141,605)		141,605

Total Investments (Cost $1,681,286) — 100.2%		2,085,649
Liabilities in excess of other assets — (0.2)%		(3,143)
NET ASSETS - 100.00%		$2,082,506

(a)                       Non-income producing security.

(b)                       Rate disclosed is the daily yield on 1/31/14.

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Special Value Fund	January 31, 2014
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value

Common Stocks (97.6%)

Consumer Discretionary (19.7%):
BorgWarner, Inc.	47,800	$2,567
Dick’s Sporting Goods, Inc.	44,425	2,333
Dunkin’ Brands Group, Inc.	32,225	1,499
Gap, Inc.	45,625	1,737
Hanesbrands, Inc.	53,225	3,786
Jarden Corp. (a)	65,350	3,951
Liberty Media Corp. - Series A (a)	27,225	3,583
LKQ Corp. (a)	126,500	3,424
Macy’s, Inc.	54,950	2,923
Mohawk Industries, Inc. (a)	20,650	2,936
Newell Rubbermaid, Inc.	67,950	2,100
PVH Corp.	22,150	2,677
Ross Stores, Inc.	33,400	2,269
WABCO Holdings, Inc. (a)	26,900	2,319
		38,104
Consumer Staples (6.8%):
Church & Dwight Co., Inc.	32,800	2,118
Constellation Brands, Inc., Class A (a)	35,950	2,756
Hormel Foods Corp.	59,875	2,722
J.M. Smucker Co.	22,175	2,137
The Kroger Co.	91,225	3,293
		13,026
Energy (6.7%):
Cabot Oil & Gas Corp.	68,750	2,749
Cimarex Energy Co.	16,700	1,636
Concho Resources, Inc. (a)	9,975	975
Continental Resources, Inc. (a)	8,875	978
Helix Energy Solutions Group, Inc. (a)	65,925	1,344
Helmerich & Payne, Inc.	29,350	2,584
Oceaneering International, Inc.	39,275	2,677
		12,943
Financials (15.6%):
Affiliated Managers Group, Inc. (a)	10,700	2,132
Allied World Assurance Co. Holdings AG	13,950	1,436
Discover Financial Services	63,150	3,388
Essex Property Trust, Inc.	10,725	1,699
Fifth Third Bancorp	157,025	3,301
IntercontinentalExchange Group, Inc.	13,775	2,876
Invesco Ltd.	75,775	2,520
Lincoln National Corp.	42,425	2,037
M&T Bank Corp.	8,900	992
Northern Trust Corp.	48,775	2,936
SunTrust Banks, Inc.	43,400	1,607
SVB Financial Group (a)	21,350	2,396
Validus Holdings Ltd.	76,000	2,730
		30,050
Health Care (7.6%):
AmerisourceBergen Corp.	48,550	3,263
CareFusion Corp. (a)	64,800	2,642
Cigna Corp.	29,875	2,579
HCA Holdings, Inc. (a)	58,775	2,955
Perrigo Co. PLC	20,275	3,156
		14,595
Industrials (18.8%):
Allison Transmission Holding, Inc.	50,725	1,457
AMETEK, Inc.	55,650	2,750
Corrections Corp. of America	71,625	2,404
Eaton Corp. PLC	31,175	2,279

See notes to schedules of investments.

Security Description	Shares	Value

Huntington Ingalls Industries, Inc.	14,300	$1,359
J.B. Hunt Transport Services, Inc.	19,175	1,439
Kirby Corp. (a)	29,025	2,896
MasTec, Inc. (a)	49,900	1,793
MRC Global, Inc. (a)	31,850	889
Nielsen Holdings NV	55,450	2,345
Pall Corp.	19,125	1,532
Pentair Ltd.	66,775	4,964
Quanta Services, Inc. (a)	128,450	4,005
TE Connectivity Ltd.	41,900	2,368
Terex Corp.	43,575	1,786
Wabtec Corp.	27,450	2,026
		36,292
Information Technology (12.2%):
Agilent Technologies, Inc.	28,875	1,679
Altera Corp.	77,700	2,598
Analog Devices, Inc.	36,450	1,759
Applied Materials, Inc.	205,850	3,462
Arrow Electronics, Inc. (a)	30,800	1,583
Cadence Design Systems, Inc. (a)	116,325	1,643
Citrix Systems, Inc. (a)	18,275	988
DST Systems, Inc.	27,375	2,491
F5 Networks, Inc. (a)	29,025	3,106
FLIR Systems, Inc.	57,675	1,829
KLA-Tencor Corp.	38,925	2,393
		23,531
Materials (6.1%):
Air Products & Chemicals, Inc.	23,225	2,442
Crown Holdings, Inc. (a)	55,400	2,277
Nucor Corp.	30,475	1,473
Rock-Tenn Co.	30,125	3,057
W.R. Grace & Co. (a)	25,775	2,431
		11,680
Telecommunication Services (1.0%):
Crown Castle International Corp. (a)	27,725	1,967
Utilities (3.1%):
American Water Works Co., Inc.	50,725	2,160
UGI Corp.	46,450	2,015
Wisconsin Energy Corp.	41,725	1,780
		5,955
Total Common Stocks (Cost $172,712)		188,143

Exchange-Traded Funds (1.0%)
SPDR S&P Biotech ETF	12,500	1,878
Total Exchange-Traded Funds (Cost $1,428)		1,878

Investment Companies (1.4%)
Federated Treasury Obligations Fund, Institutional Shares, 0.01% (b)	2,727,000	2,727
Total Investment Companies (Cost $2,727)		2,727

Total Investments (Cost $176,867) — 100.0%		192,748
Other assets in excess of liabilities — 0.0%		82
NET ASSETS - 100.00%		$192,830

(a)         Non-income producing security.

See notes to schedules of investments.

(b)         Rate disclosed is the daily yield on 1/31/14.

PLC—Public Liability Co.

See notes to schedules of investments.

1. Federal Tax Information:

At January 31, 2014, the cost basis for federal tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation were as follows (in thousands):

				Net Tax
		Tax	Tax	Unrealized
	Tax Cost of	Unrealized	Unrealized	Appreciation /
Portfolio	Securities	Appreciation	(Depreciation)	(Depreciation)
Balanced Fund	19,714	1,492	(250)	1,242
Diversified Stock Fund	1,300,153	180,299	(15,988)	164,311
Dividend Growth Fund	5,781	1,100	(85)	1,015
Established Value Fund	1,523,769	458,077	(12,369)	445,708
Fund for Income	1,057,302	2,578	(17,034)	(14,456)
Global Equity Fund	8,500	1,762	(77)	1,685
International Fund	63,881	14,422	(1,436)	12,986
International Select Fund	65,531	13,556	(926)	12,630
Investment Grade Convertible Fund	17,195	2,483	(216)	2,267
Large Cap Growth Fund	139,288	62,847	(815)	62,032
National Municipal Bond Fund	80,680	5,061	(31)	5,030
Ohio Municipal Bond Fund	54,087	3,893	(7)	3,886
Select Fund	1,894	15	(88)	(73)
Small Company Opportunity Fund	1,689,134	412,864	(12,425)	400,439
Special Value Fund	177,355	18,519	(2,882)	15,637

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by The Victory Portfolios (the “Trust”) in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Trust currently offers shares of 15 funds (collectively, the “Funds” and individually, a “Fund”).

Securities Valuation:

The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

•        Level 1 — quoted prices in active markets for identical securities

•        Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates, applicable to those securities, etc.)

•        Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Portfolio securities listed or traded on securities exchanges, including American Depositary Receipts (“ADRs”), are valued at the closing price on the exchange or system where the security is principally traded or at the NASDAQ Official Closing Price. If there have been no sales for that day on the exchange or system, a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities of U.S. issuers (other than short-term investments maturing in 60 days or less), including corporate and municipal securities, are valued on the basis of bid valuations provided by dealers or an independent pricing service approved by the Trust’s Board of Trustees (the “Board”). Short-term investments maturing in 60 days or less may be valued at amortized cost, which approximates market value. These valuations are typically categorized as Level 2 in the fair value hierarchy.

Investments in other open-end investment companies are valued at net asset value. These valuations are typically categorized as Level 1 or Level 2 in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in good faith by the Pricing Committee under the direction of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy.

In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Funds’ net asset values are calculated. The International Fund, International Select Fund and Global Equity Fund use a systematic valuation model, provided daily by an independent third party to fair value their international equity securities. These valuations are considered as Level 2 in the fair value hierarchy.

For the period ended January 31, 2014, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2014, while the breakdown, by category, of common stocks is disclosed on the Schedule of Portfolio Investments (in thousands):

	Level 1 - Quoted Prices	LEVEL 2 - Other Significant Observable Inputs	Total
	Investments in Securities	Investments in Securities	Investments in Securities
Dividend Growth Fund
Common Stocks	$6,723	$—	$6,723
Investment Companies	—	66	66
Total	$6,723	$66	$6,789

Established Value Fund
Common Stocks	1,847,956	—	1,847,956
Exchange-Traded Funds	19,779	—	19,779
Investment Companies	—	101,395	101,395
Total	$1,867,735	$101,395	$1,969,130

Special Value Fund
Common Stocks	188,143	—	188,143
Exchange-Traded Funds	1,878	—	1,878
Investment Companies	—	2,727	2,727
Total	$190,021	$2,727	$192,748

Small Company Opportunity Fund
Common Stocks	1,924,199	—	1,924,199
Exchange-Traded Funds	19,845	—	19,845
Investment Companies	—	141,605	141,605
Total	$1,944,044	$141,605	$2,085,649

Large Cap Growth Fund
Common Stocks	196,739	—	196,739
Investment Companies	—	4,082	4,082
Total	$196,739	$4,082	$200,821

	Level 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investments in		Investments in		Investments in
	Securities		Securities		Securities
Balanced Fund
Common Stocks	$12,998		$—		$12,998
U.S. Government Agency Securities	—		19		19
U.S. Government Mortgage Backed Agencies	—		6,638		6,638
U.S. Treasury Obligations	—		558		558
Investment Companies	—		710		710
Total	$12,998		$7,925		$20,923

Investment Grade Convertible Fund
Common Stock	$235		$—		$235
Convertible Corporate Bonds	—		12,917		12,917
Convertible Preferred Stocks	3,133		969	(a)	4,102
Investment Companies	—		2,028		2,028
Total	$3,368		$15,914		$19,282

Fund for Income
Government National Mortgage Association	$—		$952,581		$952,581
U.S. Treasury Obligations	—		82,911		82,911
Investment Companies	—		100		100
Total	$—		$1,035,592		$1,035,592

National Municipal Bond Fund
Municipal Bonds	$—		$83,034		$83,034
Investment Companies	—		2,676		2,676
Total	$—		$85,710		$85,710

Ohio Municipal Bond Fund
Municipal Bonds	$—		$56,866		$56,866
Investment Companies	—		1,109		1,109
Total	$—		$57,975		$57,975

International Fund
Common Stocks	$5,064	(b)	$70,212		$75,276
Cash Equivalents	—		984		984
Total	$5,064		$71,195		$76,260

International Select Fund
Common Stocks	$6,589	(c)	$68,174		$74,763
Cash Equivalents	—		2,829		2,829
Total	$6,589		$71,003		$77,592

	Level 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs	Total
	Investments in		Investments in	Investments in
	Securities		Securities	Securities
Global Equity Fund
Common Stocks	$4,827	(d)	$5,018	$9,844
Cash Equivalents	—		317	317
Total	$4,827		$5,334	$10,161

Select Fund
Common Stocks	$1,702		$—	$1,702
Investment Companies	—		118	118
Total	$1,702		$118	$1,820

Diversified Stock Fund
Common Stocks	$1,436,220		$—	$1,436,220
Investment Companies	—		27,232	27,232
Total	$1,436,220		$27,232	$1,463,452

(a)         Consists of holdings: Wells Fargo & Co., Series L listed under Financials.

(b)         Consists of holdings: LyondellBasell Industries NV, Class A listed under Netherlands; all securities listed under Brazil, Canada, Taiwan and United States.

(c)          Consists of holdings: All securities listed under Canada, Netherlands and United States.

(d)         Consists of holdings: TE Connectivity, Ltd. listed under Switzerland; Delphi Automotive PLC listed under United Kingdom; all securities listed under Canada, Taiwan and United States.

Securities Transactions and Related Income:

Changes in holdings of portfolio securities are accounted for no later than one business day following the trade date. For financial reporting purposes, however, portfolio security transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Foreign Currency Transactions:

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of a Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. It is the Trust’s policy to include the portion of realized and unrealized gains and losses from investments that result from foreign currency changes with other foreign currency gains and losses.

Foreign Currency Contracts:

The International Fund, International Select Fund and Global Equity Fund may enter into foreign currency exchange contracts to convert U.S. dollars to and from various foreign currencies. A foreign currency exchange contract is an obligation by a Fund to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Funds do not engage in “cross-currency” foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Funds’ foreign currency contracts might be considered spot contracts (typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. The International Fund, International Select Fund and Global Equity Fund may enter into foreign currency exchange contracts solely for spot or forward hedging purposes, and not for speculative purposes (i.e., the Funds do not enter into such contracts solely for the purpose of earning foreign currency gains). Each foreign currency exchange contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Fund records realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. A Fund could be exposed to risk if a counterparty is unable to meet the terms of a forward foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of forward currency contracts does not eliminate fluctuations in the underlying prices of the securities. As of January 31, 2014, the Funds had no open forward foreign currency contracts.

Futures Contracts:

Each Fund, with the exception of the Established Value Fund, Global Equity Fund and Large Cap Growth Fund, may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. A Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and require the Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A good faith margin deposit of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments made or received by the Fund based on the change in the market value of the position are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of a Fund’s futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting a Fund’s ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. As of January 31, 2014, the Funds had no open futures positions.

Securities Purchased on a When-Issued Basis:

Each Fund may purchase securities on a when-issued basis. When-issued securities are securities purchased for delivery beyond normal settlement periods at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time a Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. No interest accrues to the Fund until the transaction settles and payment takes place. Normally, the settlement date occurs within one month of the purchase. A segregated account is established and the Fund maintains cash and marketable securities at least equal in value to commitments for when-issued securities. As of January 31, 2014, the Funds had outstanding when-issued purchase commitments covered by the segregated assets as identified on the Schedules of Portfolio Investments.

3. Risks:

The Ohio Municipal Bond Fund invests primarily in municipal debt obligations issued by the state of Ohio and its political subdivisions, agencies and public authorities to obtain funds for various public purposes. This Fund is more susceptible to economic and political factors which might adversely affect municipalities and companies within Ohio than are other types of funds which are not geographically concentrated to the same extent.

The International Fund, International Select Fund and Global Equity Fund invest in securities of foreign issuers in various countries. Investing on an international basis involves certain risks not involved in domestic investments including the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency, confiscatory taxation, political or financial instability and diplomatic developments, which could affect the value of a Fund’s investments in certain foreign countries. Governments of many countries have exercised and continue to exercise substantial influence over many aspects of the private sector through the ownership or control of many companies, including some of the largest in these countries. As a result, government actions in the future could have a significant effect on economic conditions which may adversely affect prices of certain portfolio securities. There is also generally less government supervision and regulation of stock exchanges, brokers, and listed companies than in the U.S. Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign withholding taxes, and special U.S. tax considerations may apply. Moreover, foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital re-investment, resource self-sufficiency and balance of payments position.

The Funds will be subject to credit risk with respect to the amount each expects to receive from counterparties to financial instruments entered into by the Funds. The Funds may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Funds may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Funds may obtain only limited recovery or may obtain no recovery in such circumstances. The Funds typically enter into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization or, if unrated, judged by the Funds’ adviser, Victory Capital Management Inc., to be of comparable quality.

Item 2.   Controls and Procedures.

(a)    The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)    There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.   Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: The Victory Portfolios

By (Signature and Title)	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer

Date:	March 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael D. Policarpo, II
Michael D. Policarpo, II, President

Date:	March 26, 2014

By (Signature and Title)	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer

Date:	March 26, 2014